Significant accounting policies (Details)	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies [Line Items]
Closing foreign exchange rate	694.77	614.75
Brazilian real [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.87	3.02
New Peruvian Sol [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.37	3.08
Argentine peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	37.74	18.40
Japanese yen [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	110.38	113.00
Euro [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.87	0.83
Mexican peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	19.68	19.65
Australian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	1.42	1.28
Pound Sterling [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.79	0.74
South African rand [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	14.35	12.35
Ecuadorian Dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	1.00	1.00
Chilean peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	694.77	614.75
Chinese yuan [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	6.88	6.51
Indian rupee [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	69.93	63.84
Thai baht [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	32.53	32.85
Turkish Lira Member [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	5.27	3.79
Uf [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	39.68	43.59